UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.1%
Airbus SE(1)	56,122	$6,496,554
General Dynamics Corp.(1)	6,866	1,516,699
L3 Technologies, Inc.(1)	5,966	1,240,928
Northrop Grumman Corp.(1)	13,028	4,548,335
Raytheon Co.(1)	33,521	7,234,502
Rolls-Royce Holdings PLC	156,584	1,914,415
Textron, Inc.(1)	30,061	1,772,697

		$24,724,130

Air Freight & Logistics — 0.3%
Deutsche Post AG(1)	61,060	$2,674,384
Expeditors International of Washington, Inc.(1)	16,714	1,057,996

		$3,732,380

Airlines — 0.1%
Alaska Air Group, Inc.	7,744	$479,818
International Consolidated Airlines Group SA	65,562	565,888

		$1,045,706

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	10,200	$556,644
Cie Generale des Etablissements Michelin SCA(1)	26,277	3,890,118
Denso Corp.	60,300	3,316,768
Toyoda Gosei Co., Ltd.	12,800	296,442
Toyota Industries Corp.	6,400	386,907
Yokohama Rubber Co., Ltd. (The)	75,500	1,749,812

		$10,196,691

Automobiles — 1.3%
Daimler AG(1)	132,059	$11,251,428
Honda Motor Co., Ltd.	29,800	1,031,574
Isuzu Motors, Ltd.	99,500	1,524,486
Mazda Motor Corp.	46,900	627,232
Toyota Motor Corp.	14,400	935,016
Volkswagen AG, PFC Shares	1,805	359,761

		$15,729,497

Banks — 6.9%
Banco Bilbao Vizcaya Argentaria SA	41,559	$329,129
Banco Santander SA(1)	1,477,141	9,668,443
Bank of America Corp.(1)	50,000	1,499,500
BNP Paribas SA(1)	100,600	7,460,565
Citigroup, Inc.	10,022	676,485

Security	Shares	Value
Credit Agricole SA(1)	243,088	$3,963,551
Danske Bank A/S(1)	72,886	2,730,913
Fifth Third Bancorp(1)	112,006	3,556,191
First Horizon National Corp.	9,470	178,320
Hiroshima Bank, Ltd. (The)	43,500	331,811
HSBC Holdings PLC(1)	802,083	7,532,130
Huntington Bancshares, Inc.(1)	307,053	4,636,500
ING Groep NV(1)	426,434	7,196,158
Intesa Sanpaolo SpA(1)	2,091,453	7,614,984
JPMorgan Chase & Co.(1)	47,825	5,259,315
KBC Group NV	22,722	1,978,605
KeyCorp(1)	218,919	4,279,867
Lloyds Banking Group PLC	927,572	843,743
PNC Financial Services Group, Inc. (The)	6,406	968,844
Shinsei Bank, Ltd.	31,400	487,111
Societe Generale SA(1)	130,261	7,074,522
SunTrust Banks, Inc.(1)	19,446	1,323,106
Wells Fargo & Co.(1)	51,808	2,715,257

		$82,305,050

Beverages — 1.3%
Anheuser-Busch InBev SA/NV	3,893	$428,023
Coca-Cola Co. (The)(1)	24,571	1,067,119
Constellation Brands, Inc., Class A(1)	29,994	6,836,232
Heineken Holding NV	24,773	2,554,328
Heineken NV	7,692	827,305
Kirin Holdings Co., Ltd.	59,000	1,570,702
PepsiCo, Inc.(1)	17,854	1,948,764
Takara Holdings, Inc.	20,500	227,921

		$15,460,394

Biotechnology — 3.2%
AbbVie, Inc.(1)	47,758	$4,520,295
Amgen, Inc.(1)	71,478	12,185,569
BioMarin Pharmaceutical, Inc.(1)(2)	19,589	1,588,080
Celgene Corp.(1)(2)	92,074	8,213,922
Gilead Sciences, Inc.(1)	143,508	10,819,068
Shire PLC(1)	22,601	1,124,848

		$38,451,782

Building Products — 0.5%
Daikin Industries, Ltd.	53,200	$5,910,154

		$5,910,154

Capital Markets — 1.7%
CME Group, Inc.	2,281	$368,929
GAM Holding AG	43,549	733,292
Moody’s Corp.(1)	18,539	2,990,341
Morgan Stanley(1)	65,092	3,512,364
S&P Global, Inc.(1)	27,142	5,185,751
Schroders PLC(1)	62,659	2,811,399
St. James’s Place PLC(1)	209,534	3,194,529
State Street Corp.(1)	17,058	1,701,194

		$20,497,799

Security	Shares	Value
Chemicals — 3.0%
AdvanSix, Inc.(2)	1,261	$43,858
Air Products and Chemicals, Inc.(1)	31,040	4,936,291
Akzo Nobel NV	10,908	1,030,619
BASF SE(1)	108,986	11,053,060
Daicel Corp.(1)	51,000	560,029
DowDuPont, Inc.(1)	14,120	899,585
Eastman Chemical Co.(1)	20,943	2,211,162
Johnson Matthey PLC(1)	77,449	3,304,070
Linde AG(1)	16,210	3,255,995
Mitsubishi Gas Chemical Co., Inc.	23,700	571,946
Nitto Denko Corp.	35,200	2,660,384
Shin-Etsu Chemical Co., Ltd.	22,800	2,378,248
Sumitomo Chemical Co., Ltd.	25,000	145,042
Toray Industries, Inc.	56,000	532,697
Tosoh Corp.	86,500	1,705,823

		$35,288,809

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	36,900	$2,748,503
Waste Management, Inc.(1)	23,366	1,965,548

		$4,714,051

Communications Equipment — 1.3%
Cisco Systems, Inc.(1)	334,101	$14,329,592
Nokia Oyj	245,912	1,357,954

		$15,687,546

Construction & Engineering — 0.2%
Ferrovial SA	83,418	$1,744,079
Quanta Services, Inc.(2)	10,281	353,152

		$2,097,231

Construction Materials — 0.2%
CRH PLC	62,332	$2,111,303
Imerys SA	4,825	468,912

		$2,580,215

Consumer Finance — 0.4%
American Express Co.(1)	42,280	$3,943,879
Navient Corp.	50,603	663,911

		$4,607,790

Containers & Packaging — 0.2%
International Paper Co.	16,999	$908,257
Sealed Air Corp.(1)	23,147	990,460
Toyo Seikan Kaisha, Ltd.	1,600	23,874

		$1,922,591

Distributors — 0.2%
LKQ Corp.(1)(2)	53,930	$2,046,644

		$2,046,644

Security	Shares	Value
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	16,883	$3,367,821
Groupe Bruxelles Lambert SA	4,239	484,828
Investor AB, Class B	56,000	2,487,717
ORIX Corp.	41,300	740,136
Standard Life Aberdeen PLC	192,564	972,001

		$8,052,503

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	78,358	$2,793,463
BT Group PLC(1)	454,642	1,451,131
Deutsche Telekom AG(1)	220,347	3,605,031
Orange SA	56,906	967,279
Proximus SA	25,589	795,617
Verizon Communications, Inc.(1)	101,639	4,860,377

		$14,472,898

Electric Utilities — 0.6%
Acciona SA	8,786	$667,979
Edison International(1)	19,359	1,232,394
Iberdrola SA(1)	800,751	5,888,233

		$7,788,606

Electrical Equipment — 0.9%
ABB, Ltd.(1)	258,273	$6,141,265
Fujikura, Ltd.	69,000	465,726
Legrand SA(1)	47,726	3,744,611
Mabuchi Motor Co., Ltd.	3,600	179,092

		$10,530,694

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	113,800	$2,817,022
Corning, Inc.	19,975	556,903
Kyocera Corp.	38,900	2,205,554
Omron Corp.	16,500	964,533
Taiyo Yuden Co., Ltd.	100,500	1,691,048
TDK Corp.	40,200	3,581,364

		$11,816,424

Energy Equipment & Services — 0.2%
Halliburton Co.(1)	50,055	$2,349,582

		$2,349,582

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.(1)	17,793	$2,586,035
British Land Co. PLC (The)	324,390	2,924,163
Simon Property Group, Inc.(1)	19,951	3,079,437

		$8,589,635

Food & Staples Retailing — 0.7%
CVS Health Corp.(1)	71,786	$4,465,807
FamilyMart UNY Holdings Co., Ltd.	8,600	716,526
Seven & i Holdings Co., Ltd.	44,200	1,893,189
Walmart, Inc.(1)	8,421	749,216

		$7,824,738

Security	Shares	Value
Food Products — 2.5%
Kraft Heinz Co. (The)(1)	26,742	$1,665,759
Mondelez International, Inc., Class A(1)	224,275	9,358,996
Nestle SA	225,170	17,797,772
Nissin Foods Holdings Co., Ltd.	11,700	811,752
Toyo Suisan Kaisha, Ltd.	5,000	197,583
Yakult Honsha Co., Ltd.	5,700	427,267

		$30,259,129

Gas Utilities — 0.0%(3)
Italgas SpA	35,014	$209,220

		$209,220

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories(1)	113,910	$6,825,487
Analogic Corp.	8,867	850,345
Hologic, Inc.(2)	17,554	655,817
Olympus Corp.	6,900	263,850
Terumo Corp.	56,300	2,928,266

		$11,523,765

Health Care Providers & Services — 0.9%
DaVita, Inc.(1)(2)	12,963	$854,780
Fresenius SE & Co. KGaA	8,764	670,138
McKesson Corp.(1)	16,774	2,362,953
UnitedHealth Group, Inc.(1)	34,811	7,449,554

		$11,337,425

Hotels, Restaurants & Leisure — 0.7%
Accor SA	26,214	$1,416,207
Six Flags Entertainment Corp.(1)	29,121	1,813,073
Yum! Brands, Inc.(1)	56,109	4,776,559

		$8,005,839

Household Durables — 0.6%
Barratt Developments PLC(1)	337,253	$2,509,606
Casio Computer Co., Ltd.	63,200	941,416
PulteGroup, Inc.(1)	70,920	2,091,431
Sekisui Chemical Co., Ltd.	61,000	1,069,753

		$6,612,206

Household Products — 0.7%
Clorox Co. (The)(1)	13,090	$1,742,410
Henkel AG & Co. KGaA, PFC Shares	18,309	2,406,774
Kimberly-Clark Corp.	6,527	718,818
Procter & Gamble Co. (The)	2,074	164,427
Reckitt Benckiser Group PLC	20,566	1,735,932
Unicharm Corp.	37,200	1,072,979

		$7,841,340

Industrial Conglomerates — 2.2%
3M Co.(1)	27,304	$5,993,774
Honeywell International, Inc.(1)	31,549	4,559,146
Nisshinbo Holdings, Inc.	109,000	1,476,213
Siemens AG(1)	113,166	14,439,673

		$26,468,806

Security	Shares	Value
Insurance — 4.2%
Ageas	22,500	$1,161,102
Allianz SE(1)	66,106	14,943,733
Allstate Corp. (The)(1)	14,927	1,415,080
Brighthouse Financial, Inc.(2)	1,104	56,746
Chubb, Ltd.	7,404	1,012,645
Cincinnati Financial Corp.(1)	23,801	1,767,462
Hartford Financial Services Group, Inc.(1)	45,077	2,322,367
Lincoln National Corp.(1)	22,183	1,620,690
Marsh & McLennan Cos., Inc.(1)	42,316	3,494,878
MetLife, Inc.(1)	47,093	2,161,098
MS&AD Insurance Group Holdings, Inc.	37,200	1,155,562
Principal Financial Group, Inc.(1)	36,247	2,207,805
Prudential Financial, Inc.(1)	27,177	2,814,178
Prudential PLC(1)	349,752	8,739,838
SCOR SE(1)	63,370	2,587,092
Swiss Life Holding AG(1)	8,264	2,945,020

		$50,405,296

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)(2)	28,144	$40,733,937
Booking Holdings, Inc.(1)(2)	3,947	8,211,299
Netflix, Inc.(1)(2)	21,000	6,202,350

		$55,147,586

Internet Software & Services — 5.9%
Alphabet, Inc., Class A(1)(2)	21,560	$22,360,738
Alphabet, Inc., Class C(1)(2)	19,187	19,796,955
Facebook, Inc., Class A(1)(2)	162,612	25,983,772
LogMeIn, Inc.	5,861	677,239
United Internet AG	32,975	2,077,774

		$70,896,478

IT Services — 2.6%
Amadeus IT Group SA	24,489	$1,812,262
Atos SE	5,628	771,088
Capgemini SE(1)	34,597	4,316,820
Cognizant Technology Solutions Corp., Class A(1)	79,444	6,395,242
DXC Technology Co.	4,294	431,676
Fidelity National Information Services, Inc.(1)	44,273	4,263,490
Indra Sistemas SA(2)	58,122	804,718
International Business Machines Corp.(1)	236	36,209
Mastercard, Inc., Class A(1)	32,320	5,661,171
Nomura Research Institute, Ltd.	8,100	382,718
NTT Data Corp.	74,000	777,573
Obic Co., Ltd.	7,300	615,156
Otsuka Corp.	15,600	795,332
PayPal Holdings, Inc.(1)(2)	52,937	4,016,330

		$31,079,785

Leisure Products — 0.2%
Hasbro, Inc.(1)	21,651	$1,825,179

		$1,825,179

Security	Shares	Value
Life Sciences Tools & Services — 0.3%
PerkinElmer, Inc.	6,547	$495,739
Thermo Fisher Scientific, Inc.(1)	17,359	3,583,939

		$4,079,678

Machinery — 1.7%
Dover Corp.	7,424	$729,185
Ebara Corp.	30,600	1,091,517
FANUC Corp.	37,427	9,631,953
Kawasaki Heavy Industries, Ltd.	3,100	100,036
Komatsu, Ltd.	29,200	978,169
Makita Corp.	13,400	663,757
MAN SE	7,139	832,474
NSK, Ltd.	6,000	80,720
Parker-Hannifin Corp.(1)	7,147	1,222,352
SMC Corp.	1,900	772,918
Snap-on, Inc.	6,143	906,338
Stanley Black & Decker, Inc.(1)	24,657	3,777,452

		$20,786,871

Media — 3.0%
Charter Communications, Inc.(1)(2)	10,343	$3,218,948
Comcast Corp., Class A(1)	406,882	13,903,158
Dentsu, Inc.	11,400	503,799
Hakuhodo DY Holdings, Inc.	20,900	288,507
Interpublic Group of Cos., Inc. (The)	40,333	928,869
Omnicom Group, Inc.	9,804	712,457
ProSiebenSat.1 Media SE	27,382	948,415
Sky PLC(1)	447,757	8,154,590
Time Warner, Inc.	9,190	869,190
Walt Disney Co. (The)(1)	58,917	5,917,624

		$35,445,557

Metals & Mining — 1.4%
Glencore PLC(1)	1,472,251	$7,315,955
Mitsubishi Materials Corp.	8,000	237,139
Nippon Light Metal Holdings Co., Ltd.	200,000	522,900
Nucor Corp.(1)	23,673	1,446,184
Rio Tinto PLC(1)	142,688	7,240,570

		$16,762,748

Multi-Utilities — 0.7%
CMS Energy Corp.(1)	118,010	$5,344,673
Engie SA	62,752	1,047,863
NiSource, Inc.(1)	42,420	1,014,262
Veolia Environnement SA	37,663	894,774

		$8,301,572

Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings, Ltd.	62,132	$687,529
Marks & Spencer Group PLC	398,770	1,514,710
Next PLC(1)	41,584	2,779,849
Nordstrom, Inc.	12,439	602,172
Target Corp.(1)	16,910	1,174,061

		$6,758,321

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.0%
BP PLC(1)	1,013,220	$6,834,272
Chevron Corp.(1)	65,240	7,439,970
ConocoPhillips(1)	20,000	1,185,800
ENI SpA(1)	351,386	6,189,751
EOG Resources, Inc.	361	38,002
Exxon Mobil Corp.(1)	28,722	2,142,948
Idemitsu Kosan Co., Ltd.	6,200	237,216
Marathon Petroleum Corp.(1)	27,916	2,040,939
Newfield Exploration Co.(2)	4,233	103,370
Phillips 66(1)	36,105	3,463,192
Pioneer Natural Resources Co.	4,000	687,120
Royal Dutch Shell PLC, Class A(1)	189,507	5,995,725
Royal Dutch Shell PLC, Class B	30,575	983,856
Snam SpA	175,073	804,776
Total SA(1)	166,408	9,538,444

		$47,685,381

Paper & Forest Products — 0.0%(3)
OJI Paper Co., Ltd.	13,000	$83,788

		$83,788

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$3,814,866
Kao Corp.(1)	61,054	4,583,534
Unilever NV(1)	193,140	10,901,867
Unilever PLC	15,759	874,034

		$20,174,301

Pharmaceuticals — 6.2%
Allergan PLC(1)	1,971	$331,700
Astellas Pharma, Inc.	215,900	3,302,402
AstraZeneca PLC(1)	97,424	6,697,048
Bayer AG(1)	31,622	3,564,865
Chugai Pharmaceutical Co., Ltd.	92,300	4,685,916
Eisai Co., Ltd.	13,646	878,619
Eli Lilly & Co.(1)	13,232	1,023,760
Hisamitsu Pharmaceutical Co., Inc.	1,400	108,225
Indivior PLC(2)	25,431	145,372
Johnson & Johnson(1)	60,088	7,700,277
Merck & Co., Inc.(1)	103,665	5,646,632
Mitsubishi Tanabe Pharma Corp.	10,000	202,033
Novartis AG	177,832	14,383,208
Pfizer, Inc.	14,458	513,114
Roche Holding AG PC	59,291	13,601,178
Sanofi(1)	124,447	9,985,630
Takeda Pharmaceutical Co., Ltd.	13,231	645,160
UCB SA	9,177	747,359

		$74,162,498

Professional Services — 0.5%
Equifax, Inc.(1)	15,217	$1,792,715
Experian PLC	85,608	1,851,417
Robert Half International, Inc.(1)	30,884	1,787,875
Wolters Kluwer NV	961	51,110

		$5,483,117

Security	Shares	Value
Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$724,117
CBRE Group, Inc., Class A(1)(2)	37,761	1,783,074
Daito Trust Construction Co., Ltd.	6,300	1,072,681
Heiwa Real Estate Co., Ltd.	34,400	665,633
Sumitomo Realty & Development Co., Ltd.	23,000	859,432

		$5,104,937

Road & Rail — 0.8%
Central Japan Railway Co.	3,400	$648,864
CSX Corp.(1)	115,014	6,407,430
East Japan Railway Co.	6,400	598,361
Kansas City Southern(1)	15,468	1,699,160
Keio Corp.	15,200	655,125

		$10,008,940

Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.(1)	280,224	$14,594,066
Marvell Technology Group, Ltd.(1)	84,177	1,767,717
NXP Semiconductors NV(1)(2)	49,589	5,801,913
QUALCOMM, Inc.(1)	86,673	4,802,551
Texas Instruments, Inc.(1)	110,334	11,462,599
Tokyo Electron, Ltd.	42,200	7,806,625
Versum Materials, Inc.	16,211	610,020

		$46,845,491

Software — 5.1%
Citrix Systems, Inc.(1)(2)	34,110	$3,165,408
Electronic Arts, Inc.(1)(2)	53,174	6,446,816
Konami Holdings Corp.	5,500	280,098
Microsoft Corp.(1)	473,394	43,206,670
Oracle Corp.(1)	143,065	6,545,224
Trend Micro, Inc.	14,097	831,325

		$60,475,541

Specialty Retail — 2.1%
CarMax, Inc.(2)	5,464	$338,440
Fast Retailing Co., Ltd.	26,300	10,565,573
Fnac Darty SA(2)	922	98,671
Home Depot, Inc. (The)(1)	42,734	7,616,908
Lowe’s Cos., Inc.(1)	50,810	4,458,578
Tiffany & Co.(1)	19,173	1,872,435
USS Co., Ltd.	27,200	556,713

		$25,507,318

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.(1)	302,586	$50,767,879
Brother Industries, Ltd.	18,000	417,374
Canon, Inc.	19,100	692,915
Hewlett Packard Enterprise Co.	78,955	1,384,871
HP, Inc.(1)	54,791	1,201,019

		$54,464,058

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.0%
adidas AG	11,824	$2,876,748
Asics Corp.	20,000	372,519
Hanesbrands, Inc.	32,716	602,629
Hermes International	1,733	1,027,238
Kering SA(1)	7,380	3,539,572
LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	9,883,729
NIKE, Inc., Class B(1)	83,464	5,545,348

		$23,847,783

Tobacco — 2.1%
British American Tobacco PLC(1)	211,393	$12,219,966
Imperial Brands PLC(1)	143,738	4,894,206
Japan Tobacco, Inc.	76,500	2,185,375
Philip Morris International, Inc.(1)	64,219	6,383,369

		$25,682,916

Trading Companies & Distributors — 0.5%
Ferguson PLC(1)	47,906	$3,603,004
Marubeni Corp.	20,000	146,051
Mitsubishi Corp.	32,700	880,253
Sumitomo Corp.	96,700	1,619,970

		$6,249,278

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,452,484

		$1,452,484

Wireless Telecommunication Services — 1.3%
KDDI Corp.	151,600	$3,904,369
SoftBank Group Corp.	94,098	7,018,889
Vodafone Group PLC	1,847,125	5,053,791

		$15,977,049

Total Common Stocks — 99.3% (identified cost $454,723,697)		$1,185,375,221

Total Written Call Options — (0.4)% (premiums received $9,428,441)		$(5,108,031)

Other Assets, Less Liabilities — 1.1%		$13,691,416

Net Assets — 100.0%		$1,193,958,606

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.7%	$648,788,321
Japan	11.0	130,512,718
United Kingdom	9.8	115,940,287
France	6.8	80,625,724
Germany	6.3	74,960,253
Switzerland	4.7	55,601,735
Netherlands	2.4	28,363,300
Spain	1.8	21,480,731
Italy	1.3	14,818,731
Belgium	0.5	5,595,534
Denmark	0.2	2,730,913
Sweden	0.2	2,487,717
Ireland	0.2	2,111,303
Finland	0.1	1,357,954

Total Investments	100.0%	$1,185,375,221

Written Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,410	EUR	47,397,150	EUR	3,475	4/6/18	$(16,206)
Dow Jones Euro Stoxx 50 Index	1,415	EUR	47,565,225	EUR	3,450	4/13/18	(116,902)
Dow Jones Euro Stoxx 50 Index	1,415	EUR	47,565,225	EUR	3,375	4/20/18	(625,687)
Dow Jones Euro Stoxx 50 Index	1,380	EUR	46,388,700	EUR	3,375	4/27/18	(598,960)
FTSE 100 Index	550	GBP	38,811,355	GBP	7,225	4/20/18	(150,280)
FTSE 100 Index	550	GBP	38,811,355	GBP	7,275	4/20/18	(94,136)
NASDAQ 100 Index	95	USD	62,520,697	USD	7,050	4/6/18	(20,425)
NASDAQ 100 Index	90	USD	59,230,134	USD	7,075	4/13/18	(46,350)
NASDAQ 100 Index	95	USD	62,520,697	USD	6,950	4/20/18	(229,425)
NASDAQ 100 Index	95	USD	62,520,697	USD	6,750	4/27/18	(948,575)
Nikkei 225 Index	160	JPY	3,432,688,000	JPY	22,000	4/6/18	(37,946)
Nikkei 225 Index	155	JPY	3,325,416,500	JPY	22,125	4/13/18	(73,581)
Nikkei 225 Index	155	JPY	3,325,416,500	JPY	21,500	4/20/18	(391,572)
Nikkei 225 Index	155	JPY	3,325,416,500	JPY	21,875	4/27/18	(386,025)
S&P 500 Index	115	USD	30,370,005	USD	2,775	4/4/18	(2,013)
S&P 500 Index	115	USD	30,370,005	USD	2,795	4/6/18	(3,163)
S&P 500 Index	115	USD	30,370,005	USD	2,775	4/11/18	(16,963)
S&P 500 Index	115	USD	30,370,005	USD	2,790	4/13/18	(17,538)
S&P 500 Index	115	USD	30,370,005	USD	2,765	4/16/18	(39,675)
S&P 500 Index	115	USD	30,370,005	USD	2,760	4/18/18	(59,225)
S&P 500 Index	120	USD	31,690,440	USD	2,710	4/20/18	(196,200)
S&P 500 Index	120	USD	31,690,440	USD	2,685	4/23/18	(309,600)
S&P 500 Index	115	USD	30,370,005	USD	2,700	4/25/18	(250,125)
S&P 500 Index	120	USD	31,690,440	USD	2,675	4/27/18	(398,400)
SMI Index	540	CHF	47,201,238	CHF	9,000	4/20/18	(79,059)

Total							$(5,108,031)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,108,031.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$115,461,289	$75,661,332	$—	$191,122,621
Consumer Staples	38,915,783	68,327,035	—	107,242,818
Energy	19,450,923	30,584,040	—	50,034,963
Financials	65,700,524	100,167,914	—	165,868,438
Health Care	75,621,031	63,934,117	—	139,555,148
Industrials	49,045,102	74,158,740	—	123,203,842
Information Technology	256,266,070	34,999,253	—	291,265,323
Materials	11,435,797	45,202,354	—	56,638,151
Real Estate	7,448,546	6,246,026	—	13,694,572
Telecommunication Services	7,653,840	22,796,107	—	30,449,947
Utilities	7,591,329	8,708,069	—	16,299,398
Total Common Stocks	$654,590,234	$530,784,987 *	$—	$1,185,375,221
Total Investments	$654,590,234	$530,784,987	$—	$1,185,375,221

Liability Description
Written Call Options	$(2,537,677)	$(2,570,354)	$—	$(5,108,031)
Total	$(2,537,677)	$(2,570,354)	$—	$(5,108,031)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At March 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	May 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2018